Shareholder Fees - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO	Jun. 29, 2023 USD ($)
FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO | Fidelity Capital & Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none